Research and development expenses (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Research and development expenses
Labour	$ 1,234,544	$ 1,190,030
Materials	297,002	453,525
Research and development expenses	$ 1,531,546	$ 1,643,555